Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 31, 2011
Goodwill and Intangible Assets Disclosure [Line Items]
Identifiable intangible assets with indefinite useful lives		$ 6,000,000	$ 6,000,000
Amortization expense related to other intangible assets		9,654,000	9,173,000	9,482,000
Other	(45,246,000)	0	(45,246,000)
Indefinite-lived Intangible Assets, Acquired During Period		14,000,000
Cashflow Value Discount Rates Low End Of Range					13.51%
Cashflow Value Discount Rates High End Of Range					19.40%
Goodwill		648,350,000	647,387,000	604,349,000
Percentage Of Goodwill		97.00%
Banco Popular North America [Member]
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill					402,000,000
Loan Portfolio Fair Value Discount			21.50%		28.00%
Fair Value Of Goodwill					1,100,000,000
Excess Of Implied Fair Value Of Goodwill Over The Carrying Value					701,000,000
Goodwill, Impairment Loss		0
Banco Popular De Puerto Rico [Member]
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill, Impairment Loss		0
E Loan [Member]
Goodwill and Intangible Assets Disclosure [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		$ 0	$ 0